Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue		$ 3,525,454	$ 4,097,403	$ 2,452,540
Operating costs and expenses:
Lease operating expenses		2,950,869	2,953,254	2,492,476
Depreciation, depletion and amortization		702,217	1,139,723	810,855
General and administrative expenses		3,368,029	4,602,656	5,250,618
Total operating costs and expenses		7,021,115	8,695,633	8,553,949
Loss from operations		(3,495,661)	(4,598,230)	(6,101,409)
Other income (expense):
Change in fair value of warrant liability		907,424	2,878,660
Foreign currency exchange gain		136,788	(130,684)	28,489
Allowance on other receivable		59,604
Issuance loss of warrants			(133,325)
Issuance costs allocated to warrant liability			(465,577)
Other (expense) income, net		(131,631)	(673,436)	(10,459)
Total other income, net		852,977	1,475,638	18,030
Loss before income tax		(2,642,684)	(3,122,592)	(6,083,379)
Income tax provision
Net loss		(2,642,684)	(3,122,592)	(6,083,379)
Comprehensive loss:
Net loss		(2,642,684)	(3,122,592)	(6,083,379)
Actuarial gain for post-employment benefits		8,543	59,243	30,704
Total comprehensive loss		$ (2,634,141)	$ (3,063,349)	$ (6,052,675)
Loss per ordinary share
Basic		$ (0.26)	$ (0.35)	$ (0.82)
Diluted		$ (0.26)	$ (0.35)	$ (0.82)
Weighted average ordinary shares outstanding
Basic	[1]	10,142,694	8,888,421	7,420,414
Diluted	[1]	10,142,694	8,888,421	7,420,414

[1]	The shares are presented on a retroactive basis to reflect the reverse stock split.